Note 7 - Stock Options Share Based Compensation	9 Months Ended
Apr. 30, 2017
Notes
Note 7 - Stock Options Share Based Compensation

NOTE 7 – STOCK OPTIONS

On March 8, 2016, the Company adopted a stock option plan named 2016 Equity Incentive Plan, the purpose of which is to help the Company secure and retain the services of employees, directors and consultants, provide incentives to exert maximum efforts for the success of the Company and any affiliate and provide a means by which the eligible recipients may benefit from increases in value of the common stock.

On March 8, 2016, the Company granted 8,000,000 stock options to 4 officers and directors of the Company, exercisable at $42 per share and expire on March 8, 2026.  The 8,000,000 options vest according to the following schedule: 3,200,000 options vest immediately and 800,000 vest annually for the next 6 years.  The weighted average grant date fair value of stock options granted during the year ended July 31, 2016 was $0.00009 per share.  During the nine months ended April 30, 2017, the Company recorded stock-based compensation of $125 (2016 - $324), as officer payroll on the consolidated statement of operations

On November 1, 2016, the Company granted 14,000,000 stock options to 7 officers and directors of the Company, exercisable at $42 per share and expire on November 1, 2026.  The 14,000,000 options vest according to the following schedule: 5,600,000 options vest immediately and 1,400,000 vest annually for the next 6 years.  The weighted average grant date fair value of stock options granted during the nine months ended April 30, 2017 was $0.00009 per share. During the nine months ended April 30, 2017, the Company recorded stock-based compensation of $675 (2016 - $ nil), as officer payroll on the consolidated statement of operations.

A summary of the Company’s stock option activity is as follow:

	Number of Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value $
Outstanding, July 31, 2015	–	–

Granted	8,000,000	42.00

Outstanding, July 31, 2016	8,000,000	42.00

Granted	14,000,000	42.00

Outstanding, April 30, 2017	22,000,000	42.00	9.28	–

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Nine Months Ended April 30, 2017	Nine Months Ended April 30, 2016

Expected dividend yield	0%	0%
Expected volatility	150%	150%
Expected life (in years)	10	10
Risk-free interest rate	1.83%	1.83%

A summary of the status of the Company’s non-vested stock options as of April 30, 2017, and changes during the period ended April 30, 2017 and July 31, 2016, is presented below:

Non-vested options:	Number of Options	Weighted Average Grant Date Fair Value $

Non-vested at July 31, 2015	–	–

Granted	8,000,000	0.00009
Vested	(3,200,000)	0.00009

Non-vested at July 31, 2016	4,800,000	0.00009

Granted	14,000,000	0.00009
Vested	(6,400,000)	0.00009

Non-vested at April 30, 2017	12,400,000	0.00009

At April 30, 2017, there was $869 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted under the Plan.  There was $nil intrinsic value associated with the outstanding stock options at April 30, 2017.